Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2015
Registrant Name	dei_EntityRegistrantName	PIMCO FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000810893
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 06, 2015
Document Effective Date	dei_DocumentEffectiveDate	Nov. 06, 2015
Prospectus Date	rr_ProspectusDate	Jul. 31, 2015